December 27, 1995


U.S. Securities and Exchange Commission
Attn: Filing Desk
450 5th Street, N.W.
Washington, DC  20549

RE:      Rule 24(f)-2 Notice for  Astra Strategic Investment Series
         File No. 2-19659

Dear Gentlemen and Ladies:

Pursuant to Rule 24(f)-2 of the Investment Company Act of 1940, the above referenced Fund hereby files the following:

1. Rule 24(f)-2 Notice; and
2. Opinion of Counsel.

We will obtain confirmation of this filing via our CompuServe account, 72741,733. If there are any questions on this filing I can be reached at
(302) 791-2919.

Very Truly Yours,

Wendy McGee
Legal Assistant

Enclosures






U.S. SECURITIES AND EXCHANGE COMMISSION
Washington, D.C.  20549

FORM 24f-2
Annual Notice of Securities Sold
Pursuant to Rule 24f-2

1.  Name and address of issuer:     Astra Strategic Investment Series
                                    Symphony Towers
                                    750 B. Street, Suite 2350
                                    San Diego, CA  92101

2.  Name of each series or class of funds for which this notice is filed:

            Astra Adjustable US Government Securities Trust I Astra Adjustable US Government Securities Trust 1-A Astra Adjustable US Government Securities Trust II Astra Adjustable US Government Securities Trust III Astra Adjustable US Government Securities Trust IV Astra Adjustable Rate Securities Trust I
            Astra Adjustable Rate Securities Trust 1-A
            Astra Adjustable Rate Securities Trust II
            Astra Adjustable Rate Securities Trust III
            Astra Adjustable Rate Securities Trust IV

3.  Investment Company Act File Number:      811-38

    Securities Act File Number:       2-19659

4.  Last day of fiscal year for which this notice is filed:      10/31/95

5. Check box if this notice is being filed more than 180 days after the close of the issuer s fiscal year of purposes of reporting securities sold after the close of the fiscal year but before termination of the issuer s 24f-2 declaration:
                      N/A

6. Date of termination of issuer s declaration under rule 24f-2(a)(1), if applicable:
                      N/A

7. Number and amount of securities of the same class or series which had been registered under the Securities Act of 1933 other than pursuant to rule 24f-2 in a prior fiscal year, but which remained unsold at the beginning of the fiscal year:
                         None

8. Number and amount of securities registered during the fiscal year other than pursuant to rule 24f-2:
                         None

9.  Number and aggregate sale price of securities sold during the fiscal year:

            Number:         1,333,226
            Amount:        $7,812,299

10. Number and aggregate sale price of securities sold during the fiscal year in reliance upon registration pursuant to rule 24f-2:

            Number:         1,333,226
            Amount:        $7,812,299

11. Number and aggregate sale price of securities issued during the fiscal year in connection with dividend reinvestment plans, if applicable:

            Number:         1,820,085
            Amount:       $10,014,914

12. Calculation of registration fee:

    (i)  Aggregate sale price of securities sold during the fiscal
         year in reliance on rule 24f-2 (from Item 10):          $   7,812,299

   (ii)  Aggregate price of shares issued in connection with
         dividend reinvestment plans (from Item 11, if
         applicable):                                            +  10,014,914

  (iii)  Aggregate price of shares redeemed or repurchased during
         the fiscal year (if applicable):                        - 546,743,930

   (iv)  Aggregate price of shares redeemed or repurchased and previously applied as a reduction to filing fees pursuant
         to rule 24e-2 (if applicable)                           +        0

    (v)  Net aggregate price of securities sold and issued during the fiscal year in reliance on rule 24f-2 [line (i), plus
         line (ii), less line (iii), plus line (iv)] (if
         applicable):                                            (528,916,717)

   (vi)  Multiplier prescribed by Section 6(b) of the Securities
         Act of 1933 or other applicable law or regulation:       /       2900

  (vii)  Fee due [line (i) or line (v) multiplies by line (vi)]:  $       0


13. Check box if fees are being remitted to the Commission s lockbox depository as described in section 3a of the Commission s Rules of Informal and Other Procedures (17 CFR 202.3a).
    [   ]

    Date of mailing or wire transfer of filing fees to the Commission s
    lockbox depository:            N/A


SIGNATURES

This report has been signed below by the following persons on behalf of the issuer and in the capacities and on the dates indicated.

By:     John R. Elerding
        Secretary

Date:   December 27, 1995






                              JORDEN BURT BERENSON & JOHNSON LLP
                              Suite 400 East
                              1025 Thomas Jefferson Street, N.W.
                              Washington, D.C.  20007-0805
                              (202) 965-8100

December 27, 1995


Astra Strategic Investment Series
750 B Street
Suite 2350
San Diego, California  90101

Re:   Astra Strategic Investment Series Registration No. 2-19659
      Rule 24f-2 Notice

Ladies and Gentlemen:

This opinion is furnished in connection with Rule 24f-2 under the Investment Company Act of 1940 the ("1940 Act"). We understand that, pursuant to Rule 24f-2 under the 1940 Act, Astra Strategic Investment Series (the "Trust") has registered an indefinite number of shares (the "Shares") of beneficial interest of the Trust having no par value, under the Securities Act of 1933. We further understand that, pursuant to the provisions of Rule 24f-2, the Trust is filing with the Securities and Exchange Commission (the "SEC") the Notice attached hereto making definite the registration of the Shares sold in reliance upon Rule 24f-2 during the fiscal year ended October 31, 1995.

In connection with rendering this opinion, we have reviewed certain documents with respect to the Trust, including the Trust's Amended and Restated Declaration of Trust, Bylaws, minutes provided to us by the Trust, certain agreements provided to us by the Trust, and such other documents as we have deemed necessary and appropriate. We have assumed that all such documents are in full force and effect and have not been rescinded or modified. We have assumed the genuineness of all signatures and the authenticity of all documents submitted to us as originals and the conformity to original documents of all documents submitted to us as certified or photostatic copies.

We have assumed, without independent investigation or verification, the accuracy of all facts set forth in certificates executed by public officials and authorized representatives of the Trust and the accuracy of all facts set forth in oral or written statements made to us.

We have assumed the validity of all Trust actions represented to us as having been taken. We have also assumed substantial compliance by the Trust and its representatives with all applicable legal requirements to the extent necessary to validate the actions taken or intended to be taken in connection with the authorization, issuance, classification, designation, and other Trust actions with respect to the shares described below. This opinion is issued as of the date hereof and is necessarily limited by laws now in effect and facts and circumstances presently brought to our attention and is subject to any change in law or facts reported or occurring subsequent to the date hereof.

Based upon and subject to the foregoing, we are of the opinion that the Shares which are subject of the Notice filed with the SEC today, were legally issued, fully paid and nonassessable.

We consent to the filing of this opinion with the Notice. This opinion is rendered solely in connection with the Trust's Rule 24f-2 Notice dated December 27, 1995, and may not be relied upon for any other purposes without our written consent first had and obtained.

Very truly yours,

JORDEN BURT BERENSON & JOHNSON LLP